Note 16 - Income Tax (Details) - Deferred Income Tax Components - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets
Loss carry-forwards and other credits	$ 70,952	$ 76,484
Expenses not currently deductible	22,018	23,630
Stock-based compensation	210	696
Investments	15,470	16,192
Provision for doubtful accounts	3,601	2,378
Financing fees	267
Net unrealized foreign exchange losses	3,097	1,114
	115,615	120,494
Less: valuation allowance	(15,603)	(14,560)
	100,012	105,934
Deferred income tax liabilities
Depreciation and amortization	18,932	21,880
Net deferred income tax asset	$ 81,080	$ 84,054